Other Assets and Prepaid Expenses	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets and Prepaid Expenses
6.	Other assets and prepaid expenses

Other current assets and prepaid expenses consist of the following:

	As of December 31, 2018	As of December 31, 2017
Tax credits (1)	33,042	23,866
Prepaid expenses and advance to suppliers	31,553	3,473
Advertising paid in advance	1,934	383
Others	1,942	1,683

	$68,471	$29,405

(1)

Mainly includes $ 14,631 of VAT credits, $ 14,321 of income tax credits, $ 2,410 of sales tax credits and $ 1,680 of other tax credits as of December 31, 2018; and $ 10,833 of VAT credits, $ 7,394 of income tax credits, $ 2,965 of sales tax credits and $ 2,674 other tax credits as of December 31, 2017.

Other non-current assets consist of the following:

	As of December 31, 2018	As of December 31, 2017
Deferred tax assets	12,751	4,658

	$12,751	$4,658